Segment Information - Major Customers (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [line items]
Revenue	$ 266,446	$ 71,293	$ 322,921	$ 79,272	$ 16,034
UK
Disclosure of operating segments [line items]
Percentage of revenue	39.40%		38.30%	64.80%
Revenue	$ 9,435	7,786	$ 35,490	$ 28,827	12,189
US
Disclosure of operating segments [line items]
Percentage of revenue	59.50%		61.10%	34.50%
Revenue	$ 250,597	29,808	$ 232,708	$ 32,689
Asia-Pacific
Disclosure of operating segments [line items]
Revenue	3,634	3,410	14,965	11,585	2,215
Canada
Disclosure of operating segments [line items]
Revenue	2,530	30,129	38,705	3,207	564
Rest of World
Disclosure of operating segments [line items]
Revenue	$ 250	$ 160	$ 1,053	$ 2,964	$ 1,066
Customer 1
Disclosure of operating segments [line items]
Percentage of revenue	54.40%	17.40%	37.10%	15.00%	13.80%
Revenue	$ 145,043	$ 12,420	$ 119,785	$ 11,918	$ 2,215
Customer 2
Disclosure of operating segments [line items]
Percentage of revenue	23.10%		12.30%	12.30%	15.40%
Revenue	$ 61,446		$ 39,764	$ 9,706	$ 2,465
Customer 3
Disclosure of operating segments [line items]
Percentage of revenue	5.00%	17.00%	12.00%	12.00%	34.90%
Revenue	$ 14,381	$ 12,148	$ 38,705	$ 9,505	$ 5,607
Customer 4
Disclosure of operating segments [line items]
Percentage of revenue	1.00%	42.30%		18.90%
Revenue	$ 2,530	$ 30,129		$ 14,937